FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,118,167,728	$ 964,082,730
Fair value, investment, NAV, redemption, notice period	15 days
IFF Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 5,264,237	6,598,113
Vanguard Retirement Savings Trust III
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	18,095,010	18,069,288
Vanguard Target Retirement Income Trust II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,843,763	15,711,613
State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,424,168	4,740,770
State Street S&P 500 Index Securities Lending Series Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	243,545,162	218,954,113
State Street U.S. Bond Index Securities Lending Series Fund Class XIV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,281,601	37,059,594
State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	66,133,285	55,565,215
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	96,693,027	49,173,137
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	60,674,279	16,143,226
Level 1 | IFF Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,264,237	6,598,113
Level 1 | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,754,511	26,431,798
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | IFF Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	96,693,027	49,173,137
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	60,674,279	16,143,226
Fair Value, Inputs, Level 1, Level 2, and Level 3 | IFF Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,264,237	6,598,113
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,754,511	26,431,798
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,021,474,701	914,909,593
Fair Value Measured at Net Asset Value Per Share | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,021,474,701	914,909,593
Fair Value Measured at Net Asset Value Per Share | Vanguard Retirement Savings Trust III
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	18,095,010	18,069,288
Fair Value Measured at Net Asset Value Per Share | Vanguard Target Retirement Trust II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	632,151,712	564,809,000
Fair Value Measured at Net Asset Value Per Share | Vanguard Target Retirement Income Trust II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,843,763	15,711,613
Fair Value Measured at Net Asset Value Per Share | State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,424,168	4,740,770
Fair Value Measured at Net Asset Value Per Share | State Street S&P 500 Index Securities Lending Series Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	243,545,162	218,954,113
Fair Value Measured at Net Asset Value Per Share | State Street U.S. Bond Index Securities Lending Series Fund Class XIV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,281,601	37,059,594
Fair Value Measured at Net Asset Value Per Share | State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 66,133,285	$ 55,565,215